INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mudrick Capital Acquisition Corporation [Member]
INITIAL PUBLIC OFFERING

3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 20,800,000 units at a price of $10.00 per Unit, inclusive of 800,000 Units sold on February 28, 2018 upon the underwriters’ election to partially exercise their over-allotment option. Each Unit consists of one share of Class A common stock (such shares of Class A common stock included in the Units being offered, the “Public Shares”), and one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).

3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 20,800,000 units at a price of $10.00 per Unit, inclusive of 800,000 Units sold on February 28, 2018 upon the underwriters’ election to partially exercise their over-allotment option. Each Unit consists of one share of Class A common stock (such shares of Class A common stock included in the Units being offered, the “Public Shares”), and one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).